HSBC Funds

Quarterly Report

January 31, 2024

HSBC RADIANT U.S. SMALLER COMPANIES PORTFOLIO

Schedule of Portfolio Investments — as of January 31, 2024 (Unaudited)

	Shares	Value ($)
Common Stocks — 98.4%
Biotechnology — 10.8%
Alkermes PLC (a)	13,530	365,986
Dynavax Technologies Corp. (a)	16,340	211,113
Halozyme Therapeutics, Inc. (a)	10,710	362,533
Ironwood Pharmaceuticals, Inc. (a)	22,800	323,532
MannKind Corp. (a)	60,470	201,970
MiMedx Group, Inc. (a)	28,520	220,745
Neurocrine Biosciences, Inc. (a)	750	104,828
RAPT Therapeutics, Inc. (a)	9,370	231,907
Vericel Corp. (a)	6,960	299,141
		2,321,755
Building Products — 7.0%
Apogee Enterprises, Inc.	2,900	153,149
Builders FirstSource, Inc. (a)	450	78,179
Griffon Corp.	5,870	341,986
JELD-WEN Holding, Inc. (a)	3,500	65,100
Masonite International Corp. (a)	2,730	251,296
Owens Corning	2,570	389,432
Quanex Building Products Corp.	7,030	219,477
		1,498,619
Capital Markets — 2.4%
Donnelley Financial Solutions, Inc. (a)	4,670	290,101
Victory Capital Holdings, Inc. Class A	6,710	226,328
		516,429
Commercial Banks — 3.4%
East West Bancorp, Inc.	930	67,713
SouthState Corp.	2,980	247,638
Synovus Financial Corp.	6,010	226,337
Zions Bancorp NA	4,470	187,293
		728,981
Communications Equipment — 1.0%
Extreme Networks, Inc. (a)	15,120	204,271

Construction & Engineering — 3.2%
Sterling Infrastructure, Inc. (a)	3,830	287,633
WillScot Mobile Mini Holdings Corp. (a)	8,460	400,158
		687,791
Consumer Staples Distribution & Retail — 1.5%
Sprouts Farmers Market, Inc. (a)	6,240	314,309

Diversified Consumer Services — 4.4%
Coursera, Inc. (a)	16,360	313,130
Frontdoor, Inc. (a)	7,970	261,097
H&R Block, Inc.	7,970	373,315
		947,542
Electrical Equipment — 3.3%
Atkore, Inc. (a)	2,780	424,034
Vertiv Holdings Co. Class A	5,140	289,536
		713,570
Electronic Equipment, Instruments & Components — 3.5%
Jabil, Inc.	3,790	474,849
Vontier Corp.	7,790	269,456
		744,305
Financial Services — 1.6%
WEX, Inc. (a)	1,640	335,200

Health Care Equipment & Supplies — 7.0%
AtriCure, Inc. (a)	5,130	174,728
CONMED Corp.	3,000	286,800
Glaukos Corp. (a)	3,640	324,069
Haemonetics Corp. (a)	3,280	250,789
Inari Medical, Inc. (a)	4,290	244,315
Lantheus Holdings, Inc. (a)	4,200	218,106
		1,498,807
Health Care Providers & Services — 7.6%
AMN Healthcare Services, Inc. (a)	2,510	185,765
Brookdale Senior Living, Inc. (a)	39,050	213,604
Ensign Group, Inc.	3,570	404,195
Option Care Health, Inc. (a)	9,260	289,282
Progyny, Inc. (a)	3,580	136,362
RadNet, Inc. (a)	7,500	277,275
Select Medical Holdings Corp.	4,850	126,052
		1,632,535
Health Care REITs — 1.0%
Omega Healthcare Investors, Inc. REIT	7,430	215,470

Household Durables — 3.7%
Installed Building Products, Inc.	2,090	407,237
Tempur Sealy International, Inc.	7,680	383,155
		790,392
Insurance — 1.1%
Everest Group Ltd.	640	246,381

HSBC FAMILY OF FUNDS	1

HSBC RADIANT U.S. SMALLER COMPANIES PORTFOLIO

Schedule of Portfolio Investments — as of January 31, 2024 (Unaudited) (continued)

	Shares	Value ($)
Common Stocks, continued
Interactive Media & Services — 0.8%
Cars.com, Inc. (a)	9,680	168,722

Metals & Mining — 1.1%
Constellium SE Class A (a)	13,080	245,250

Office REITs — 1.0%
Boston Properties, Inc. REIT	3,390	225,435

Professional Services — 5.8%
Paylocity Holding Corp. (a)	2,210	350,086
Robert Half, Inc.	2,620	208,395
TriNet Group, Inc. (a)	2,650	301,305
Verra Mobility Corp. (a)	15,870	379,451
		1,239,237
Semiconductors & Semiconductor Equipment — 1.8%
Rambus, Inc. (a)	5,700	390,621

Software — 13.2%
Elastic NV (a)	4,020	470,581
Gen Digital, Inc.	17,470	410,196
Guidewire Software, Inc. (a)	1,980	221,126
Manhattan Associates, Inc. (a)	2,050	497,248
Nutanix, Inc. Class A (a)	8,000	449,600
PROS Holdings, Inc. (a)	7,730	266,067
Smartsheet, Inc. Class A (a)	6,410	288,258
Teradata Corp. (a)	4,990	230,438
		2,833,514
Specialized REITs — 2.7%
EPR Properties REIT	5,470	242,157
Iron Mountain, Inc. REIT	4,840	326,797
		568,954
Specialty Retail — 3.9%
Abercrombie & Fitch Co. Class A (a)	3,870	394,353
Dick’s Sporting Goods, Inc.	1,620	241,493
Gap, Inc.	10,490	196,058
		831,904
Technology Hardware, Storage & Peripherals — 2.3%
Pure Storage, Inc. Class A (a)	12,540	501,475

Textiles, Apparel & Luxury Goods — 1.9%
Kontoor Brands, Inc.	6,790	398,030

Trading Companies & Distributors — 1.4%
Boise Cascade Co.	2,150	291,239

TOTAL COMMON STOCKS
(Cost $17,539,690)		21,090,738

TOTAL INVESTMENTS IN SECURITIES
(Cost $17,539,690) — 98.4%		21,090,738
Other Assets (Liabilities) — 1.6%		341,234
NET ASSETS — 100.0%		$21,431,972

(a)	Represents non-income producing security

2	HSBC FAMILY OF FUNDS

HSBC RADIANT U.S. SMALLER COMPANIES FUND

Schedule of Portfolio Investments — as of January 31, 2024 (Unaudited)

Value ($)
Affiliated Portfolio — 99.9%
HSBC Radiant U.S. Smaller Companies Portfolio	7,974,606
TOTAL AFFILIATED PORTFOLIO
(Cost $6,794,053)	7,974,606

TOTAL INVESTMENTS IN SECURITIES
(Cost $6,794,053) — 99.9%	7,974,606
Other Assets (Liabilities) — 0.1%	9,876
NET ASSETS — 100.0%	$7,984,482

Affiliated Investment Transactions:

A summary of each Fund’s investment in the Portfolio for the three-month period January 31, 2024 is as follows:

	Value 10/31/2023 ($)	Contributions ($)	Withdrawals ($)	Net Realized Gains/(Losses) ($)	Change in Unrealized Appreciation /Depreciation ($)	Net Income/(Loss) ($)	Value 01/31/2024 ($)
Radiant U.S. Smaller Companies Fund
HSBC Radiant U.S. Smaller Companies Portfolio	6,837,927	198,896	(249,376)	88,698	1,169,277	(70,816)	7,974,606
Total	6,837,927	198,896	(249,376)	88,698	1,169,277	(70,816)	7,974,606

HSBC FAMILY OF FUNDS	1

HSBC RADIANT U.S. SMALLER COMPANIES FUND (CLASS I)

Schedule of Portfolio Investments — as of January 31, 2024 (Unaudited)

Value ($)
Affiliated Portfolio — 99.9%
HSBC Radiant U.S. Smaller Companies Portfolio	13,457,366
TOTAL AFFILIATED PORTFOLIO
(Cost $11,086,871)	13,457,366

TOTAL INVESTMENTS IN SECURITIES
(Cost $11,086,871) — 99.9%	13,457,366
Other Assets (Liabilities) — 0.1%	18,993
NET ASSETS — 100.0%	$13,476,359

Affiliated Investment Transactions:

A summary of each Fund’s investment in the Portfolio for the three-month period January 31, 2024 is as follows:

	Value 10/31/2023 ($)	Contributions ($)	Withdrawals ($)	Net Realized Gains/(Losses) ($)	Change in Unrealized Appreciation /Depreciation ($)	Net Income/(Loss) ($)	Value 01/31/2024 ($)
Radiant U.S. Smaller Companies Fund (Class I)
HSBC Radiant U.S. Smaller Companies Portfolio	12,749,551	470,589	(1,934,155)	143,663	2,152,345	(124,627)	13,457,366
Total	12,749,551	470,589	(1,934,155)	143,663	2,152,345	(124,627)	13,457,366

HSBC FAMILY OF FUNDS	1